Information by Reporting Segment (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Segment Reporting Information [Line Items]
Net sales	¥ 1,266,924	¥ 1,073,805	¥ 1,128,586
Operating profit	157,612	63,669	41,720
Corporate	16,882	15,665	7,632
Equity in earnings (losses) of affiliates and unconsolidated subsidiaries	(160)	(18,297)	6,460
Adjustments and eliminations	(2,002)	(239)	170
Income before income taxes	172,332	60,798	55,982
Depreciation and amortization	71,544	72,829	97,577
Write-down of inventories	5,291	9,207	8,719
Capital expenditures	70,680	37,869	63,055
Total assets	1,946,566	1,848,717	1,773,802
Fine Ceramic Parts Group
Segment Reporting Information [Line Items]
Net sales	76,269	53,056	61,730
Operating profit	11,969	(788)	(240)
Depreciation and amortization	5,106	5,719	7,986
Write-down of inventories	146	777	444
Capital expenditures	11,319	1,814	5,405
Total assets	57,682	49,430	45,861
Semiconductor Parts Group
Segment Reporting Information [Line Items]
Net sales	174,687	140,507	135,137
Operating profit	37,331	17,235	8,671
Depreciation and amortization	10,786	9,795	13,592
Write-down of inventories	266	508	544
Capital expenditures	12,998	5,998	7,199
Total assets	111,406	100,094	79,148
Applied Ceramic Products Group
Segment Reporting Information [Line Items]
Net sales	197,642	157,033	148,917
Operating profit	29,049	19,858	27,469
Depreciation and amortization	13,786	10,889	11,100
Write-down of inventories	1,000	1,916	702
Capital expenditures	17,660	14,756	14,396
Total assets	258,618	209,170	164,799
Electronic Device Group
Segment Reporting Information [Line Items]
Net sales	242,641	199,939	231,271
Operating profit	41,646	13,230	(4,070)
Depreciation and amortization	13,818	16,934	24,329
Write-down of inventories	265	817	1,419
Capital expenditures	12,118	5,730	15,056
Total assets	351,432	346,844	339,616
Telecommunications Equipment Group
Segment Reporting Information [Line Items]
Net sales	225,168	189,118	218,758
Operating profit	2,121	(14,726)	(17,713)
Depreciation and amortization	10,172	9,452	16,946
Write-down of inventories	2,581	4,340	4,645
Capital expenditures	3,886	2,876	3,898
Total assets	111,634	112,750	115,926
Information Equipment Group
Segment Reporting Information [Line Items]
Net sales	239,916	232,365	229,297
Operating profit	25,845	22,091	13,497
Depreciation and amortization	11,027	12,846	14,469
Write-down of inventories	972	580	805
Capital expenditures	7,437	3,471	11,865
Total assets	247,486	250,222	251,477
Others
Segment Reporting Information [Line Items]
Net sales	139,383	124,577	126,043
Operating profit	9,651	6,769	14,106
Depreciation and amortization	4,767	4,925	6,407
Write-down of inventories	61	269	160
Capital expenditures	2,747	1,923	2,461
Total assets	132,381	128,898	122,474
Adjustments and Eliminations
Segment Reporting Information [Line Items]
Net sales	(28,782)	(22,790)	(22,567)
Total assets	(73,676)	(61,660)	(58,380)
Corporate
Segment Reporting Information [Line Items]
Depreciation and amortization	2,082	2,269	2,748
Capital expenditures	2,515	1,301	2,775
Total assets	748,184	711,508	693,505
Total Reportable Segments
Segment Reporting Information [Line Items]
Total assets	1,270,639	1,197,408	1,119,301
Equity Method Investments
Segment Reporting Information [Line Items]
Total assets	¥ 1,419	¥ 1,461	¥ 19,376